SHAREHOLDERS' EQUITY (Basic and Diluted Net Income Per Share) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Jan. 30, 2016	Oct. 31, 2015	Aug. 01, 2015	May. 02, 2015	Jan. 31, 2015	Nov. 01, 2014	Aug. 02, 2014	May. 03, 2014	Jan. 30, 2016	Jan. 31, 2015	Feb. 01, 2014
Basic net income per share:
Net income	$ 229.0	$ 81.9	$ (98.0)	$ 69.5	$ 206.6	$ 133.0	$ 121.5	$ 138.3	$ 282.4	$ 599.2	$ 596.7
Weighted average number of shares outstanding (in shares)									222.5	206.0	218.1
Basic net income per share (usd per share)									$ 1.27	$ 2.91	$ 2.74
Diluted net income per share:
Net income	$ 229.0	$ 81.9	$ (98.0)	$ 69.5	$ 206.6	$ 133.0	$ 121.5	$ 138.3	$ 282.4	$ 599.2	$ 596.7
Weighted average number of shares outstanding (in shares)									222.5	206.0	218.1
Dilutive effect of stock options and restricted stock (as determined by applying the treasury stock method) (in shares)									1.0	1.0	1.0
Weighted average number of shares and dilutive potential shares outstanding (in shares)									223.5	207.0	219.1
Diluted net income per share (usd per share)	$ 0.97	$ 0.35	$ (0.46)	$ 0.34	$ 1.00	$ 0.64	$ 0.59	$ 0.67	$ 1.26	$ 2.90	$ 2.72